Supplemental Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Supplemental Selected Quarterly Financial Information [Abstract]
Supplemental Selected Quarterly Financial Information

(22)  Supplemental Selected Quarterly Financial Information (Unaudited)

Financial information by quarter is summarized below for the years ended December 31, 2014 and 2013.

	Quarter Ended
	March 31	June 30	September 30	December 31	Total
	(In thousands, except per share amounts)
2014
Total Revenues	$245,072	$260,029	$265,847	$283,873	$1,054,821
Gross profit (1)	78,503	88,895	89,669	93,706	350,773
Net income	9,499	13,406	7,593	4,696	35,194
Net income attributable to controlling interests and available to common stockholders	9,565	13,989	8,064	5,522	37,140
Basic net income per common share	$0.22	$0.31	$0.18	$0.12	$0.83
Diluted net income per common share	$0.21	$0.31	$0.18	$0.12	$0.82

2013
Total revenues	$197,738	$207,984	$228,819	$241,945	$876,486
Gross profit (2)	64,049	70,274	68,550	78,326	281,199
Net income (loss)	9,148	14,765	(8,982)	5,716	20,647
Net income (loss) attributable to controlling interests and available to common stockholders	9,430	15,327	(8,408)	7,467	23,816
Basic net income (loss) per common share	$0.21	$0.34	$(0.19)	$0.16	$0.52
Diluted net income (loss) per common share	$0.21	$0.33	$(0.19)	$0.16	$0.52

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(1)

Excludes $23.8 million, $24.7 million, $23.9 million and $27.1 million of depreciation, accretion, and amortization of intangible assets for the quarters ended March 31, June 30, September 30, and December 31, respectively.

(2)

Excludes $20.0 million, $19.9 million, $22.8 million and $24.5 million of depreciation, accretion, and amortization of intangible assets for the quarters ended March 31, June 30, September 30, and December 31, respectively.